Quarterly Holdings Report
for
Fidelity® SAI Short-Term Bond Fund
May 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.
SST-NPRT3-0722
1.9899558.101
Nonconvertible Bonds - 38.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 0.9% 3/25/24	5,000,000	4,818,335
NTT Finance Corp.:
0.373% 3/3/23 (b)	3,840,000	3,777,485
0.583% 3/1/24 (b)	1,597,000	1,528,757
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.500% 0.9617% 3/22/24 (c)(d)	2,637,000	2,626,848
0.75% 3/22/24	1,969,000	1,904,562
		14,655,987
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	2,688,000	2,688,697
Discovery Communications LLC 2.95% 3/20/23	3,000,000	2,995,677
Magallanes, Inc.:
3.428% 3/15/24 (b)	1,045,000	1,038,616
3.638% 3/15/25 (b)	572,000	564,760
		7,287,750
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 2.95% 3/15/25 (b)	3,029,000	2,975,704
T-Mobile U.S.A., Inc. 3.5% 4/15/25	3,440,000	3,413,630
		6,389,334
TOTAL COMMUNICATION SERVICES		28,333,071
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 1.8%
BMW U.S. Capital LLC:
3.25% 4/1/25 (b)	5,600,000	5,569,855
3.45% 4/12/23 (b)	5,956,000	5,990,747
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 2.1749% 5/4/23 (b)(c)(d)	2,870,000	2,881,579
0.75% 3/1/24 (b)	3,927,000	3,765,879
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.9851% 11/17/23 (c)(d)	2,500,000	2,475,010
1.05% 3/8/24	984,000	943,000
1.2% 10/15/24	4,500,000	4,248,988
1.25% 1/8/26	3,096,000	2,782,644
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (b)	4,500,000	4,348,632
3.95% 6/6/25 (b)	1,935,000	1,934,129
		34,940,463
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	3,041,000	2,887,441
TOTAL CONSUMER DISCRETIONARY		37,827,904
CONSUMER STAPLES - 2.7%
Beverages - 0.5%
Constellation Brands, Inc. 3.6% 5/9/24	4,900,000	4,939,750
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000,000	4,794,166
		9,733,916
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	667,000	657,726
0.8% 2/10/24 (b)	2,817,000	2,695,494
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	4,326,000	4,086,323
		7,439,543
Food Products - 0.6%
Conagra Brands, Inc. 0.5% 8/11/23	3,008,000	2,920,830
JDE Peet's BV 0.8% 9/24/24 (b)	3,828,000	3,585,201
Mondelez International, Inc. 2.125% 3/17/24	5,000,000	4,922,902
		11,428,933
Tobacco - 1.2%
Altria Group, Inc. 2.35% 5/6/25	621,000	595,962
BAT Capital Corp. 3.222% 8/15/24	5,286,000	5,245,551
BAT International Finance PLC 1.668% 3/25/26	3,286,000	2,966,994
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	3,612,000	3,534,896
3.5% 2/11/23 (b)	4,000,000	3,990,157
Philip Morris International, Inc.:
1.125% 5/1/23	3,030,000	2,992,209
2.875% 5/1/24	3,258,000	3,262,089
		22,587,858
TOTAL CONSUMER STAPLES		51,190,250
ENERGY - 2.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	959,000	936,279
Oil, Gas & Consumable Fuels - 2.6%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,094,526
ConocoPhillips Co. 2.4% 3/7/25	1,906,000	1,871,347
Enbridge, Inc.:
0.55% 10/4/23	5,000,000	4,837,814
2.15% 2/16/24	737,000	722,478
2.5% 2/14/25	769,000	747,363
Energy Transfer LP:
3.6% 2/1/23	1,867,000	1,870,015
4.2% 9/15/23	952,000	963,531
4.25% 3/15/23	2,222,000	2,234,793
Enterprise Products Operating LP 3.35% 3/15/23	3,500,000	3,513,798
Equinor ASA 1.75% 1/22/26	690,000	651,543
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,826,000	1,832,102
Kinder Morgan, Inc. 3.15% 1/15/23	3,142,000	3,154,149
MPLX LP:
1.75% 3/1/26	4,929,000	4,508,236
4.5% 7/15/23	2,562,000	2,592,392
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,314,300
Phillips 66 Co.:
0.9% 2/15/24	4,500,000	4,339,396
3.7% 4/6/23	2,697,000	2,711,278
3.85% 4/9/25	3,943,000	3,985,691
Pioneer Natural Resources Co. 0.55% 5/15/23	3,370,000	3,295,967
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.6214% 1/13/23 (c)(d)	1,253,000	1,241,723
		48,482,442
TOTAL ENERGY		49,418,721
FINANCIALS - 22.6%
Banks - 11.7%
Bank of America Corp.:
0.81% 10/24/24 (c)	3,000,000	2,893,246
0.976% 4/22/25 (c)	4,000,000	3,803,577
1.843% 2/4/25 (c)	5,000,000	4,867,269
3.841% 4/25/25 (c)	5,250,000	5,272,565
Bank of Nova Scotia 0.8% 6/15/23	5,422,000	5,314,641
Barclays PLC:
1.007% 12/10/24 (c)	2,279,000	2,184,138
2.852% 5/7/26 (c)	2,387,000	2,295,589
4.338% 5/16/24 (c)	3,000,000	3,024,081
BNP Paribas SA 3.5% 3/1/23 (b)	10,101,000	10,150,889
BPCE SA 1.625% 1/14/25 (b)	6,000,000	5,704,654
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	2,000,000	1,954,778
0.95% 6/23/23	8,205,000	8,038,596
Citigroup, Inc.:
0.981% 5/1/25 (c)	2,294,000	2,179,335
2.014% 1/25/26 (c)	5,000,000	4,758,444
3.106% 4/8/26 (c)	3,286,000	3,207,580
4.14% 5/24/25 (c)	5,000,000	5,041,797
Danske Bank A/S 3.875% 9/12/23 (b)	3,715,000	3,730,012
DNB Bank ASA 0.856% 9/30/25 (b)(c)	5,000,000	4,700,499
HSBC Holdings PLC:
0.976% 5/24/25 (c)	4,500,000	4,246,610
1.162% 11/22/24 (c)	5,000,000	4,819,771
1.645% 4/18/26 (c)	3,331,000	3,100,796
Intesa Sanpaolo SpA:
3.125% 7/14/22 (b)	1,000,000	1,001,070
3.25% 9/23/24 (b)	4,970,000	4,877,663
3.375% 1/12/23 (b)	2,000,000	1,997,629
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	3,418,000	3,240,626
1.514% 6/1/24 (c)	6,888,000	6,791,450
KeyCorp 3.878% 5/23/25 (c)	1,528,000	1,541,871
Lloyds Banking Group PLC 0.695% 5/11/24 (c)	2,769,000	2,697,761
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	3,944,000	3,820,652
0.953% 7/19/25 (c)	3,500,000	3,300,010
0.962% 10/11/25 (c)	5,000,000	4,683,525
2.193% 2/25/25	4,466,000	4,292,513
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	2,087,000	2,018,743
2.651% 5/22/26 (c)	3,989,000	3,843,302
NatWest Group PLC:
2.359% 5/22/24 (c)	2,599,000	2,571,677
3.875% 9/12/23	6,951,000	6,991,649
NatWest Markets PLC:
0.8% 8/12/24 (b)	2,224,000	2,088,445
3.625% 9/29/22 (b)	5,000,000	5,023,153
PNC Bank NA 2.5% 8/27/24	5,418,000	5,349,801
Regions Financial Corp. 2.25% 5/18/25	1,933,000	1,865,855
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.450% 1.0666% 10/26/23 (c)(d)	5,000,000	4,992,234
1.6% 4/17/23	3,286,000	3,261,625
2.55% 7/16/24	4,245,000	4,194,310
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	1,000,000	1,001,849
3.5% 6/7/24	3,539,000	3,520,945
Societe Generale 2.226% 1/21/26 (b)(c)	7,500,000	7,067,641
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	5,060,000	4,934,236
Synovus Financial Corp. 3.125% 11/1/22	7,000,000	7,007,659
The Toronto-Dominion Bank:
0.75% 6/12/23	8,265,000	8,117,134
2.35% 3/8/24	5,000,000	4,947,350
Wells Fargo & Co.:
1.654% 6/2/24 (c)	4,022,000	3,968,664
2.164% 2/11/26 (c)	9,858,000	9,421,041
		221,720,950
Capital Markets - 4.7%
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 1.260% 2.0409% 2/21/25 (c)(d)	5,000,000	5,004,010
0.52% 8/9/23	3,750,000	3,641,471
1% 5/5/23	3,943,000	3,871,001
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,264,000	1,197,436
0.962% 11/8/23	3,081,000	2,976,204
1.447% 4/1/25 (c)	2,890,000	2,742,911
2.222% 9/18/24 (c)	12,004,000	11,699,372
Goldman Sachs Group, Inc.:
0.523% 3/8/23	3,350,000	3,298,057
1.757% 1/24/25 (c)	10,000,000	9,724,714
2.908% 6/5/23 (c)	4,197,000	4,197,363
Intercontinental Exchange, Inc. 3.65% 5/23/25	2,741,000	2,777,214
Moody's Corp. 4.875% 2/15/24	2,500,000	2,567,657
Morgan Stanley:
0.731% 4/5/24 (c)	4,000,000	3,917,643
0.79% 5/30/25 (c)	4,350,000	4,105,439
3.62% 4/17/25 (c)	4,000,000	4,003,890
3.737% 4/24/24 (c)	2,949,000	2,961,699
4% 7/23/25	3,286,000	3,319,396
4.875% 11/1/22	5,000,000	5,057,588
UBS AG London Branch:
0.375% 6/1/23 (b)	4,081,000	3,985,304
1.375% 1/13/25 (b)	3,559,000	3,370,651
UBS Group AG 1.008% 7/30/24 (b)(c)	4,110,000	3,998,091
		88,417,111
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 1.1599% 9/29/23 (c)(d)	5,000,000	4,932,582
1.15% 10/29/23	4,000,000	3,841,647
1.65% 10/29/24	4,707,000	4,412,608
1.75% 1/30/26	2,616,000	2,335,967
4.125% 7/3/23	1,217,000	1,216,022
4.875% 1/16/24	986,000	993,045
Ally Financial, Inc.:
3.05% 6/5/23	2,805,000	2,806,490
5.125% 9/30/24	3,126,000	3,224,472
American Express Co.:
2.25% 3/4/25	2,216,000	2,156,328
3.375% 5/3/24	5,000,000	5,018,693
Capital One Financial Corp.:
1.343% 12/6/24 (c)	4,000,000	3,860,453
2.6% 5/11/23	2,196,000	2,196,489
4.166% 5/9/25 (c)	6,000,000	6,041,881
Ford Motor Credit Co. LLC:
3.087% 1/9/23	3,339,000	3,327,647
4.14% 2/15/23	1,769,000	1,770,946
Hyundai Capital America 1% 9/17/24 (b)	4,487,000	4,216,555
Synchrony Financial:
4.25% 8/15/24	4,618,000	4,625,640
4.375% 3/19/24	3,952,000	3,983,537
		60,961,002
Diversified Financial Services - 1.5%
Athene Global Funding:
0.95% 1/8/24 (b)	3,290,000	3,145,333
1% 4/16/24 (b)	4,000,000	3,798,530
1.716% 1/7/25 (b)	3,920,000	3,689,474
Blackstone Private Credit Fund 4.7% 3/24/25 (b)	4,526,000	4,411,923
Equitable Holdings, Inc. 3.9% 4/20/23	3,200,000	3,225,943
GA Global Funding Trust 1.25% 12/8/23 (b)	5,000,000	4,827,866
Jackson Financial, Inc. 1.125% 11/22/23 (b)	5,000,000	4,825,243
		27,924,312
Insurance - 1.5%
American International Group, Inc. 2.5% 6/30/25	3,286,000	3,171,792
Equitable Financial Life Global Funding:
0.5% 11/17/23 (b)	5,000,000	4,815,820
1.1% 11/12/24 (b)	5,000,000	4,723,078
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	1,726,000	1,588,185
Metropolitan Life Global Funding I 0.9% 6/8/23 (b)	2,778,000	2,728,207
Pacific Life Global Funding II 1.2% 6/24/25 (b)	2,709,000	2,509,913
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.98% 4/12/24 (b)(c)(d)	1,828,000	1,816,809
Protective Life Global Funding:
0.502% 4/12/23 (b)	5,000,000	4,904,720
3.218% 3/28/25 (b)	1,098,000	1,086,160
SunAmerica, Inc. 3.5% 4/4/25 (b)	528,000	523,047
		27,867,731
TOTAL FINANCIALS		426,891,106
HEALTH CARE - 1.8%
Biotechnology - 0.1%
AbbVie, Inc. 3.25% 10/1/22	2,000,000	2,001,999
Health Care Providers & Services - 0.5%
Anthem, Inc. 0.45% 3/15/23	4,206,000	4,125,867
Cigna Corp. 0.613% 3/15/24	990,000	947,321
Humana, Inc. 0.65% 8/3/23	4,595,000	4,472,961
		9,546,149
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc. 0.85% 9/15/24	4,620,000	4,341,238
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	5,000,000	4,787,641
		9,128,879
Pharmaceuticals - 0.7%
AstraZeneca Finance LLC 0.7% 5/28/24	3,267,000	3,127,876
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	3,302,000	3,330,989
GSK Consumer Healthcare Capital 3.125% 3/24/25 (b)	4,740,000	4,686,623
Mylan NV 3.125% 1/15/23 (b)	3,221,000	3,214,793
		14,360,281
TOTAL HEALTH CARE		35,037,308
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.4%
The Boeing Co.:
1.167% 2/4/23	4,227,000	4,170,030
1.95% 2/1/24	1,500,000	1,462,526
4.875% 5/1/25	2,307,000	2,334,561
		7,967,117
Airlines - 0.2%
Delta Air Lines, Inc. 2.9% 10/28/24	3,718,000	3,568,815
Commercial Services & Supplies - 0.2%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,096,838
Industrial Conglomerates - 0.1%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	2,595,000	2,495,889
Machinery - 0.1%
Daimler Trucks Finance North America LLC 1.625% 12/13/24 (b)	1,613,000	1,538,290
Road & Rail - 0.4%
Canadian Pacific Railway Co. 1.35% 12/2/24	7,345,000	6,982,246
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	1,322,000	1,254,291
0.8% 8/18/24	1,945,000	1,814,410
International Lease Finance Corp. 5.875% 8/15/22	3,589,000	3,607,373
		6,676,074
TOTAL INDUSTRIALS		33,325,269
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp. 5.45% 6/15/23	1,371,000	1,398,074
IT Services - 0.2%
The Western Union Co.:
2.85% 1/10/25	775,000	755,278
4.25% 6/9/23	2,949,000	2,987,648
		3,742,926
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.746% 10/1/24 (c)(d)	2,353,000	2,334,357
Microchip Technology, Inc. 0.983% 9/1/24 (b)	2,203,000	2,070,814
		4,405,171
Software - 0.5%
Roper Technologies, Inc. 3.65% 9/15/23	2,500,000	2,521,084
VMware, Inc.:
0.6% 8/15/23	4,384,000	4,252,466
1% 8/15/24	2,883,000	2,725,754
		9,499,304
TOTAL INFORMATION TECHNOLOGY		19,045,475
MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (b)	1,975,000	1,982,493
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	719,000	715,330
Westlake Corp. 0.875% 8/15/24	1,332,000	1,277,783
		3,975,606
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,343,832
Crown Castle International Corp. 1.35% 7/15/25	342,000	316,412
Welltower, Inc. 3.625% 3/15/24	1,604,000	1,609,022
		3,269,266
UTILITIES - 2.4%
Electric Utilities - 1.6%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 1.326% 6/15/23 (b)(c)(d)	3,803,000	3,784,366
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.6657% 6/10/23 (c)(d)	3,198,000	3,186,482
Edison International 2.95% 3/15/23	5,000,000	4,990,580
FirstEnergy Corp.:
1.6% 1/15/26	365,000	330,962
2.05% 3/1/25	2,028,000	1,888,676
Florida Power & Light Co. 2.85% 4/1/25	926,000	921,940
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 1.7749% 2/22/23 (c)(d)	5,000,000	4,986,349
0.65% 3/1/23	3,500,000	3,445,339
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 1.2156% 9/28/23 (c)(d)	1,790,000	1,780,393
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 1.1542% 5/10/23 (c)(d)	3,695,000	3,678,751
0.6% 2/26/24	1,338,000	1,279,581
		30,273,419
Gas Utilities - 0.4%
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 1.0043% 3/2/23 (c)(d)	2,052,000	2,046,656
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	706,227
ONE Gas, Inc. 0.85% 3/11/23	5,000,000	4,925,592
		7,678,475
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	2,029,000	1,910,302
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.650% 1.4351% 5/13/24 (c)(d)	3,063,000	3,023,614
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,380,033
Sempra Energy 3.3% 4/1/25	1,816,000	1,804,568
		6,208,215
TOTAL UTILITIES		46,070,411
TOTAL NONCONVERTIBLE BONDS (Cost $758,159,324)		734,384,387

U.S. Treasury Obligations - 37.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.25% 5/15/24	338,625,000	324,074,699
0.25% 7/31/25	209,359,800	193,477,895
0.375% 8/15/24	128,000,000	121,960,000
0.375% 4/30/25	65,643,900	61,333,455
TOTAL U.S. TREASURY OBLIGATIONS (Cost $725,025,117)		700,846,049

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
4.5% 3/1/39 to 9/1/49	3,354,797	3,479,252
5.5% 11/1/34	664,937	710,939
7.5% 11/1/31	134	149
TOTAL FANNIE MAE		4,190,340
Freddie Mac - 0.1%
3% 2/1/34	2,035,621	2,036,387
8.5% 5/1/26 to 7/1/28	7,484	8,086
TOTAL FREDDIE MAC		2,044,473
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	78,807	85,091
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,674,721)		6,319,904

Asset-Backed Securities - 13.3%
	Principal Amount (a)	Value ($)
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	455,000	447,716
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 2.1963% 7/22/32 (b)(c)(d)	4,510,000	4,386,976
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (b)(c)(d)	4,518,000	4,419,128
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 2.0212% 1/17/32 (b)(c)(d)	5,435,000	5,283,048
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	5,630,000	5,341,916
Series 2022-2 Class A, 3.39% 5/17/27	6,000,000	6,030,695
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	4,632,000	4,482,072
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 2.1863% 4/22/31 (b)(c)(d)	3,925,000	3,863,079
Bank of America Credit Card Master Trust:
Series 2020-A1 Class A1, 0.34% 5/15/26	5,085,000	4,888,149
Series 2021-A1 Class A1, 0.44% 9/15/26	4,673,000	4,447,406
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/16/26	5,927,000	5,646,020
Series 2022-A1 Class A1, 2.8% 3/15/27	9,460,000	9,363,217
CarMax Auto Owner Trust:
Series 2018-4 Class A3, 3.36% 9/15/23	79,642	79,738
Series 2020-4 Class A3, 0.5% 8/15/25	2,597,000	2,549,448
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	3,701,000	3,580,341
Series 2021-P3 Class A3, 0.7% 11/10/26	3,730,000	3,569,174
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (b)(c)(d)	1,244,000	1,212,715
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 2.1443% 7/15/33 (b)(c)(d)	4,739,000	4,629,776
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 2.1949% 7/27/30 (b)(c)(d)	4,220,000	4,165,140
Chesapeake Funding II LLC Series 2019-1A Class A1, 2.94% 4/15/31 (b)	361,598	361,719
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 1.5057% 7/25/34 (c)(d)	64,242	60,681
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	202,532	202,529
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	1,858,322	1,840,797
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,645,000	1,603,949
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	5,550,000	5,214,705
Series 2022-A1 Class A1, 1.96% 2/15/27	3,099,000	2,978,099
Series 2022-A2 Class A, 3.32% 5/17/27	4,680,000	4,692,962
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	2,525,957	2,489,836
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	5,000,000	4,943,073
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	2,045,969	1,999,578
Drive Auto Receivables Trust Series 2021-2 Class A2, 0.36% 5/15/24	703,756	702,714
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (b)(c)(d)	4,077,000	3,993,140
Enterprise Fleet Financing LLC:
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	1,826,789	1,818,011
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	2,433,540	2,372,870
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	971,374	945,575
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	3,619,477	3,497,387
Exeter Automobile Receivables Trust Series 2021-2A Class A3, 0.3% 10/15/24	829,274	827,524
Ford Credit Auto Owner Trust Series 2019-A Class A3, 2.78% 9/15/23	51,512	51,521
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	7,267,000	7,052,121
GM Financial Automobile Leasing Trust Series 2022-2 Class A2, 2.93% 10/21/24	4,040,000	4,033,108
GM Financial Consumer Automobile Receivables Series 2022-2 Class A3, 3.1% 2/16/27	4,307,000	4,291,548
GM Financial Consumer Automobile Receivables Trust Series 2020-4 Class A3, 0.38% 8/18/25	2,940,717	2,896,127
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,575,000	1,528,863
Series 2020-2 Class A, 0.69% 10/15/25 (b)	3,406,000	3,290,006
Hyundai Auto Receivables Trust Series 2020-C Class A3, 0.38% 5/15/25	3,319,000	3,262,079
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	1,416,000	1,408,356
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 2.1363% 1/22/31 (b)(c)(d)	3,305,000	3,258,912
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (b)	1,068,573	1,059,550
Series 2021-3A Class A, 0.65% 12/15/31 (b)	1,314,583	1,293,085
Series 2022-1A Class A, 1.36% 4/15/32 (b)	3,038,004	2,999,924
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	2,053,197	2,037,496
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 2.0443% 7/17/32 (b)(c)(d)	4,380,000	4,277,639
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	4,502,000	4,256,111
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 2.278% 5/20/29 (b)(c)(d)	3,252,568	3,220,722
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 1.2842% 4/15/30 (b)(c)(d)	4,900,000	4,838,814
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.2507% 1/25/36 (c)(d)	101,042	100,382
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	724,620	678,287
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	2,584,984	2,412,964
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	2,530,000	2,485,996
Santander Retail Auto Lease Trust:
Series 2020-B Class A3, 0.57% 4/22/24 (b)	3,766,000	3,685,397
Series 2021-A Class A3, 0.51% 7/22/24 (b)	2,246,000	2,183,260
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (b)(c)(d)	3,398,000	3,336,286
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 2.0643% 1/15/34 (b)(c)(d)	4,807,000	4,737,577
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 2.4037% 11/18/30 (b)(c)(d)	4,433,000	4,361,265
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.9743% 7/15/30 (b)(c)(d)	5,233,000	5,153,956
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.8657% 9/25/34 (c)(d)	73,927	72,316
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	1,722,868	1,705,560
Tesla Auto Lease Trust Series 2021-A Class A3, 0.56% 3/20/25 (b)	3,226,000	3,118,425
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	2,401,000	2,249,195
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	52,321	51,848
Series 2021-2 Class A, 0.91% 6/20/31 (b)	1,127,822	1,105,023
Series 2021-3 Class A, 0.83% 7/20/31 (b)	1,946,695	1,900,174
Series 2021-4 Class A, 0.84% 9/20/31 (b)	2,952,522	2,859,216
Series 2021-5 Class A, 1.31% 11/20/31 (b)	3,668,452	3,555,970
3.12% 3/20/32 (b)	4,789,362	4,721,781
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	701,602	679,450
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	2,777,806	2,667,811
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	3,557,411	3,406,312
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	3,250,000	3,088,461
Series 2021-2 Class A, 0.99% 4/20/28	4,700,000	4,437,646
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.9943% 4/17/30 (b)(c)(d)	4,300,000	4,240,832
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 1.2073% 8/20/29 (b)(c)(d)	2,707,862	2,687,011
World Omni Auto Receivables Trust Series 2021-D Class A2, 0.35% 12/16/24	4,306,842	4,261,302
World Omni Automobile Lease Securitization Trust Series 2020-B Class A3, 0.45% 2/15/24	2,154,000	2,126,784
TOTAL ASSET-BACKED SECURITIES (Cost $258,533,669)		252,057,372

Collateralized Mortgage Obligations - 2.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.6%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,259,170	1,182,510
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	3,455,366	3,236,412
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	776,221	748,583
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,655,409	1,650,585
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,248,509	1,225,724
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	713,593	704,042
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	982,840	969,736
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,269,011	1,247,735
CSMC Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	4,718,439	4,474,718
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	4,570,091	4,485,131
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	1,955,442	1,870,233
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 1.9739% 8/25/60 (b)(c)(d)	95,088	95,012
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	3,861,213	3,682,198
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 1.3421% 9/10/22 (b)(c)(d)	6,000,000	6,000,000
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,240,398	1,145,894
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	1,377,975	1,325,058
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	2,631,511	2,611,990
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	3,379,407	3,216,889
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	2,720,337	2,620,236
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	542,245	513,862
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	2,539,733	2,516,992
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	2,178,998	2,100,040
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	1,076,022	1,069,906
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(d)	880	836
TOTAL PRIVATE SPONSOR		48,694,322
U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 1.3057% 5/25/45 (c)(d)	1,608,336	1,609,589
sequential payer Series 2001-40 Class Z, 6% 8/25/31	28,807	30,212
Series 2016-27:
Class HK, 3% 1/25/41	1,644,028	1,622,062
Class KG, 3% 1/25/40	748,137	738,149
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 1.3557% 7/25/46 (c)(d)	1,847,978	1,855,268
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	20,122	20,083
Series 2015-4437 Class DE, 2% 10/15/32	41,039	40,951
Series 3949 Class MK, 4.5% 10/15/34	179,813	185,285
TOTAL U.S. GOVERNMENT AGENCY		6,101,599
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,554,292)		54,795,921

Commercial Mortgage Securities - 5.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.932% 1/15/39 (b)(c)(d)	1,181,000	1,152,439
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,099,000	1,056,794
Benchmark Mortgage Trust:
sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	3,809,153	3,622,375
Series 2018-B7 Class A1, 3.436% 5/15/53	580,618	580,986
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 1.625% 9/15/26 (b)(c)(d)	2,278,000	2,156,733
BPR Trust floater Series 2022-OANA Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 2.6797% 4/15/37 (b)(c)(d)	4,067,000	3,959,500
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 1.5641% 10/15/36 (b)(c)(d)	2,101,000	1,997,714
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 1.5273% 5/15/38 (b)(c)(d)	1,700,000	1,631,900
Series 2022-LP2 Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.8089% 2/15/39 (b)(c)(d)	2,767,130	2,671,865
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 1.725% 11/15/38 (b)(c)(d)	2,082,000	2,008,499
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 1.5109% 10/15/26 (b)(c)(d)	1,935,000	1,858,083
floater sequential payer Series 2021-SOAR Class A, 1.545% 6/15/38 (b)(c)	1,898,000	1,820,832
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.875% 4/15/34 (b)(c)(d)	2,104,341	2,060,826
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.795% 10/15/36 (b)(c)(d)	3,043,773	3,005,612
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	3,729,222	3,421,302
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,268,517	2,045,044
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.8247% 11/15/36 (b)(c)(d)	821,166	799,328
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.995% 6/15/34 (b)(c)(d)	3,039,362	2,969,953
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (b)	1,779,687	1,778,502
Series 2014-GC21 Class AAB, 3.477% 5/10/47	436,337	437,207
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,243,042	1,235,733
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class ASB, 3.452% 7/15/47	1,583,886	1,588,607
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	4,412,000	4,071,842
Series 2012-CR4 Class ASB, 2.436% 10/15/45	84,740	84,676
Series 2013-LC6 Class ASB, 2.478% 1/10/46	152,433	152,354
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.855% 5/15/36 (b)(c)(d)	3,927,000	3,863,160
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	525,886	489,746
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 1.625% 7/15/32 (b)(c)(d)	3,675,000	3,462,139
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 1.576% 11/15/38 (b)(c)(d)	2,887,000	2,758,668
Extended Stay America Trust floater Series 2021-ESH Class A, 1 month U.S. LIBOR + 1.080% 1.955% 7/15/38 (b)(c)(d)	919,342	898,629
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (b)(c)(d)	1,243,000	1,201,954
Series 2011-GC5 Class A/S, 5.1589% 8/10/44 (b)(c)	3,094,497	3,086,706
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	2,716,191	2,716,965
Series 2017-GS8 Class A1, 2.222% 11/10/50	413,292	413,177
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A4, 3.4927% 8/15/47	4,016,166	3,989,938
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	4,059,499	4,051,810
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.875% 9/15/29 (b)(c)(d)	1,364,955	1,346,653
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	866,000	865,340
Series 2013-LC11 Class A/S, 3.216% 4/15/46	2,432,813	2,413,837
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.0952% 5/15/39 (b)(c)(d)	3,413,000	3,344,692
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(d)	1,683,828	1,612,152
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 1.575% 7/15/38 (b)(c)(d)	995,000	955,742
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	840,846	819,099
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,396,136	2,325,349
Series 2019-H7 Class A1, 2.327% 7/15/52	1,111,676	1,097,185
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 1.359% 10/15/36 (b)(c)(d)	4,690,000	4,443,486
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 1.6055% 11/15/38 (b)(c)(d)	2,005,000	1,946,304
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 1.6331% 4/10/46 (b)(c)(d)	2,222,139	2,216,055
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	286,169	286,180
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,530,375	1,532,317
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,969,156	1,963,954
WF-RBS Commercial Mortgage Trust sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	57,808	57,839
Series 2013-C14 Class ASB, 2.977% 6/15/46	482,790	482,947
Series 2014-C20 Class ASB, 3.638% 5/15/47	369,734	370,201
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $106,928,071)		103,180,930

Commercial Paper - 1.2%
	Principal Amount (a)	Value ($)
Enel Finance America LLC yankee:
0.37% 7/11/22	5,500,000	5,491,538
0.4% 9/27/22	5,000,000	4,961,788
General Motors Financial Co., Inc. 1.5% 6/15/22	7,000,000	6,996,182
HSBC U.S.A., Inc. 0.33% 10/4/22	5,000,000	4,968,413
TOTAL COMMERCIAL PAPER (Cost $22,481,371)		22,417,921

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e) (Cost $28,026,047)	28,020,443	28,026,047

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,962,382,612)	1,902,028,531
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(11,711,281)
NET ASSETS - 100.0%	1,890,317,250

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $472,944,282 or 25.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	35,820,642	549,052,823	556,847,418	29,400	-	-	28,026,047	0.1%
Fidelity Securities Lending Cash Central Fund 0.82%	-	198,439,331	198,439,331	32,223	-	-	-	0.0%
Total	35,820,642	747,492,154	755,286,749	61,623	-	-	28,026,047

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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